14. Subsequent Events	3 Months Ended
Dec. 31, 2012
Notes
14. Subsequent Events

14.   Subsequent Events

In January 2013, A Note holder elected to convert $100,000 of debt, together with 10,000 of accrued interest, into 220,000 shares of the Company’s common stock.

In February 2013, a Warrant holder exercised warrants to purchase 60,000 common shares for $15,000.